Guarantor and Non-Guarantor Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	$ 5,692.7	$ 5,610.6	$ 5,897.7
Cost of products sold	3,724.0	3,579.6	3,870.1
Gross Profit	1,968.7	2,031.0	2,027.6
Selling, distribution, and administrative expenses and other special project costs	1,087.9	1,014.4	1,023.4
Amortization	110.9	98.9	96.8
Other operating income - net	(2.1)	(1.3)	(3.0)
Operating Income	772.0	919.0	910.4
Interest (expense) income - net	(79.9)	(79.4)	(93.4)
Other debt costs	(173.3)	0.0	0.0
Other income (expense) - net	4.2	10.1	0.3
Equity in net earnings of subsidiaries	0.0	0.0	0.0
Income Before Income Taxes	523.0	849.7	817.3
Income taxes	178.1	284.5	273.1
Net Income	344.9	565.2	544.2
Other comprehensive income, net of tax	(58.2)	25.0	7.4
Comprehensive Income	286.7	590.2	551.6
Eliminations [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	(5,111.7)	(5,432.3)	(5,276.6)
Cost of products sold	(5,115.4)	(5,428.5)	(5,292.8)
Gross Profit	3.7	(3.8)	16.2
Selling, distribution, and administrative expenses and other special project costs	0.0	0.0	0.0
Amortization	0.0	0.0	0.0
Other operating income - net	0.0	0.0	0.0
Operating Income	3.7	(3.8)	16.2
Interest (expense) income - net	0.0	1.7	0.0
Other debt costs	0.0
Other income (expense) - net	0.0	(1.7)	0.0
Equity in net earnings of subsidiaries	(496.7)	(550.9)	(631.7)
Income Before Income Taxes	(493.0)	(554.7)	(615.5)
Income taxes	0.0	0.0	0.0
Net Income	(493.0)	(554.7)	(615.5)
Other comprehensive income, net of tax	61.8	(33.4)	(13.1)
Comprehensive Income	(431.2)	(588.1)	(628.6)
The J.M. Smucker Company (Parent) [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	2,998.0	3,162.8	4,447.6
Cost of products sold	2,457.8	2,573.6	3,957.3
Gross Profit	540.2	589.2	490.3
Selling, distribution, and administrative expenses and other special project costs	234.9	197.1	199.0
Amortization	4.2	4.2	4.8
Other operating income - net	0.3	(1.3)	(2.7)
Operating Income	300.5	389.2	289.2
Interest (expense) income - net	(80.7)	(80.8)	(94.4)
Other debt costs	(173.3)
Other income (expense) - net	0.6	10.8	0.7
Equity in net earnings of subsidiaries	312.6	345.1	408.6
Income Before Income Taxes	360.0	664.3	604.1
Income taxes	15.1	99.1	59.9
Net Income	344.9	565.2	544.2
Other comprehensive income, net of tax	(58.2)	25.0	7.4
Comprehensive Income	286.7	590.2	551.6
Subsidiary Guarantors [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	1,184.0	1,278.8	1,296.4
Cost of products sold	1,080.0	1,166.0	1,190.6
Gross Profit	104.0	112.8	105.8
Selling, distribution, and administrative expenses and other special project costs	53.8	47.5	42.9
Amortization	0.0	0.0	0.0
Other operating income - net	(2.4)	0.9	(2.2)
Operating Income	52.6	64.4	65.1
Interest (expense) income - net	1.2	1.2	1.2
Other debt costs	0.0
Other income (expense) - net	0.1	0.0	1.1
Equity in net earnings of subsidiaries	131.4	141.4	156.7
Income Before Income Taxes	185.3	207.0	224.1
Income taxes	0.4	0.4	0.4
Net Income	184.9	206.6	223.7
Other comprehensive income, net of tax	(18.5)	27.4	9.0
Comprehensive Income	166.4	234.0	232.7
Non-Guarantor Subsidiaries [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	6,622.4	6,601.3	5,430.3
Cost of products sold	5,301.6	5,268.5	4,015.0
Gross Profit	1,320.8	1,332.8	1,415.3
Selling, distribution, and administrative expenses and other special project costs	799.2	769.8	781.5
Amortization	106.7	94.7	92.0
Other operating income - net	0.0	(0.9)	1.9
Operating Income	414.9	469.2	539.9
Interest (expense) income - net	(0.4)	(1.5)	(0.2)
Other debt costs	0.0
Other income (expense) - net	3.5	1.0	(1.5)
Equity in net earnings of subsidiaries	52.7	64.4	66.4
Income Before Income Taxes	470.7	533.1	604.6
Income taxes	162.6	185.0	212.8
Net Income	308.1	348.1	391.8
Other comprehensive income, net of tax	(43.3)	6.0	4.1
Comprehensive Income	$ 264.8	$ 354.1	$ 395.9